CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Cash Flow from operating activities
Loss for the period	€ (11,409)	€ (10,586)	€ (15,481)
Depreciation and amortization	2,926	3,100	3,442
Foreign currency exchange differences on loans to subsidiaries	(619)	(1,200)	1,466
Foreign currency translation reserve reclassified to profit or loss	(1,475)
Change in fair value of bond funds	773	291	11
Share-based compensation expense	65	305	671
Change in impairment of trade receivables	116	99	29
Non-cash expense on financial liabilities	10	1,976	1,505
Change in fair value of derivative equity forward	2,311	(752)	715
Change in inventory allowance	945	851	(1)
Interest paid	3,121	263	258
Interest received	(77)	(85)	(92)
Loss on disposal of intangibles and property, plant and equipment	20	17	42
Gain from sale-leaseback of property	(4,335)
Other	(117)	92	63
Change in working capital	(1,439)	(908)	774
Trade and other receivables, inventories and current assets	(4,714)	(1,375)	1,501
Trade payables	(73)	585	(781)
Other liabilities, contract liabilities and provisions	3,349	(82)	(417)
Change in restricted cash		(44)	463
Income tax payable/receivables	(1)	8	8
Total	(9,184)	(6,537)	(6,598)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(789)	(1,041)	(139)
Proceeds from disposal of property plant and equipment	26,036
Proceeds from disposal of financial assets	12,581		4,962
Payments to acquire financial assets		(10,486)	(994)
Interest received	77	85	92
Total	37,905	(11,442)	3,921
Cash Flow from financing activities
Change in security deposit		16
Repayment of lease liabilities	(637)	(334)	(412)
Repayment of long-term debt	(19,667)	(1,004)	(863)
Proceeds from issuance of long-term debt			5,000
Proceeds from issuance of shares	5,429	26,600
Share issue cost	(776)	(3,217)
Change in restricted cash	(645)	(2,298)
Interest paid	(7,407)	(263)	(258)
Total	(23,703)	19,519	3,467
Net increase (decrease) in cash and cash equivalents	5,018	1,540	790
Cash and cash equivalents at beginning of period	7,027	5,324	4,368
Changes to cash and equivalents due to foreign exchanges rates	74	163	166
Cash and cash equivalents at end of period	€ 12,119	€ 7,027	€ 5,324